AB National Municipal Income Fund

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 153.7%
Long-Term Municipal Bonds - 153.7%
Alabama - 3.8%
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/46	$10,000	$11,711,300
State of Alabama Docks Department
AGM Series 2017A
5.00%, 10/01/34	2,000	2,353,060
AGM Series 2017C
5.00%, 10/01/36	2,000	2,352,220

		16,416,580

Arizona - 1.1%
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,706,669

Arkansas - 0.5%
Pulaski County Public Facilities Board
(Baptist Health Obligated Group)
Series 2014
5.00%, 12/01/42	2,000	2,214,380

California - 17.2%
Anaheim Public Financing Authority
(City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/39	3,500	4,022,655
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32 (Pre-refunded/ETM)	5,720	6,563,300
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (a)	3,075	3,301,474
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (a)	800	901,768
County of San Bernardino CA
(County of San Bernardino CA COP)
Series 2009A
5.25%, 8/01/26	1,455	1,455,000
Los Angeles County Metropolitan Transportation Authority
(Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	2,021,375
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/32	3,840	4,396,454

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water & Power Power System Revenue
Series 2013A
5.00%, 7/01/30	$6,165	$6,963,861
5.00%, 7/01/30 (Pre-refunded/ETM) (b)	90	102,378
Series 2013B
5.00%, 7/01/30	10,000	11,482,200
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (c)	11,340	13,140,681
State of California
Series 2013
5.00%, 11/01/30	5,800	6,707,932
University of California
Series 2012G
5.00%, 5/15/31	3,825	4,228,690
5.00%, 5/15/31 (Pre-refunded/ETM) (b)	3,175	3,527,679
Series 2013A
5.00%, 5/15/30	2,875	3,293,485
5.00%, 5/15/30 (Pre-refunded/ETM)	2,480	2,857,630

		74,966,562

Colorado - 1.8%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,680,397

Connecticut - 8.5%
Connecticut State Health & Educational Facilities Authority
(Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/42	2,410	2,826,930
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,090,861
Series 2013E
5.00%, 8/15/29	4,800	5,404,464
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,386,650
Series 2012
5.00%, 1/01/29	13,855	15,363,948

		37,072,853

District of Columbia - 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	5,685,550
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	1,000	1,181,270

		6,866,820

	Principal Amount (000)	U.S. $ Value
Florida - 6.7%
Alachua County Health Facilities Authority
(Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	$4,560	$5,108,294
Brevard County Health Facilities Authority
(Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,117,400
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,528,951
Halifax Hospital Medical Center
(Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,977,715
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	10,339,372
Putnam County Development Authority/FL
(Seminole Electric Cooperative, Inc.)
Series 2018A
5.00%, 3/15/42	4,500	5,300,190

		29,371,922

Georgia - 1.5%
Augusta Development Authority
(AU Health System Obligated Group)
Series 2018
5.00%, 7/01/36	4,170	4,864,430
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/32	1,275	1,462,400

		6,326,830

Hawaii - 1.8%
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,152,150
Series 2015A
5.00%, 7/01/45	2,500	2,835,900

		7,988,050

Illinois - 11.7%
Chicago Board of Education
Series 2017C
5.00%, 12/01/34	1,945	2,175,793
Chicago O’Hare International Airport
Series 2016B
5.00%, 1/01/41	8,000	9,221,920
Series 2016C
5.00%, 1/01/38	2,350	2,724,637
Series 2018A
5.00%, 1/01/48	6,300	7,394,373
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,253,750

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	$4,500	$5,010,390
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/40	3,000	3,460,170
State of Illinois
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,946,471
Series 2017D
5.00%, 11/01/28	5,000	5,648,200
Series 2018A
5.00%, 10/01/27	1,000	1,149,750

		50,985,454

Indiana - 0.3%
Indiana Finance Authority
(Ohio River Bridges)
Series 2013A
5.00%, 7/01/44	1,250	1,359,188

Iowa - 0.3%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	1,205	1,302,677

Kansas - 1.3%
City of Lawrence KS
(Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/48	5,000	5,846,850

Kentucky - 1.3%
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,633,550

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority
(Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/45	6,725	7,546,122

Massachusetts - 3.9%
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	14,064,180
Series 2012B
5.00%, 8/15/30	2,480	2,751,188

		16,815,368

	Principal Amount (000)	U.S. $ Value
Michigan - 10.8%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	$6,045	$6,618,440
Detroit Downtown Development Authority
AGM Series 2018A
5.00%, 7/01/43-7/01/48	13,020	14,339,361
Michigan Finance Authority
(Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,418,112
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,478,555
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	3,340	3,781,348
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23 (d)	2,140	1,818,016
Wayne State University
Series 2009A
5.00%, 11/15/29	4,520	4,565,109
5.00%, 11/15/29 (Pre-refunded/ETM) (b)	11,980	12,111,421

		47,130,362

Minnesota - 2.3%
City of Rochester MN
(Mayo Clinic)
Series 2018
4.00%, 11/15/48	3,000	3,297,360
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/58	6,000	6,890,760

		10,188,120

Nebraska - 3.1%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42	10,000	13,346,200

New Jersey - 11.1%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/31	2,500	2,769,275
Series 2016B
5.50%, 6/15/30	5,000	5,962,250
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,122,360

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority
(New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/36	$2,500	$2,868,175
New Jersey Health Care Facilities Financing Authority
(RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	7,336,359
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,750	5,613,408
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,288,840
Series 2013A
5.00%, 1/01/31 (Pre-refunded/ETM)	5,000	5,560,700
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/46	8,990	10,042,549

		48,563,916

New York - 18.6%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,622,326
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,433,920
Series 2012F
5.00%, 11/15/27	1,575	1,750,502
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	1,830	2,105,689
Series 2014B
5.25%, 11/15/34	4,000	4,605,560
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35 (c)	14,260	17,592,277
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,362,000
Series 2013D
5.00%, 6/15/34	3,600	4,077,468
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37 (c)	10,000	11,799,620
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (b)	1,135	1,247,501
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,303,760
Series 2012D
5.00%, 2/15/29	6,865	7,504,475

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	$4,400	$4,989,072
Ulster County Capital Resource Corp.
(Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	490	494,856
5.25%, 9/15/42-9/15/53 (b)	1,320	1,340,256

		81,229,282

North Carolina - 2.5%
North Carolina Medical Care Commission
(Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	4,993,602
North Carolina Turnpike Authority
Series 2018
5.00%, 1/01/40	5,000	5,898,050

		10,891,652

Ohio - 1.4%
City of Chillicothe/OH
(Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/47	1,800	2,096,892
County of Cuyahoga/OH
(MetroHealth System (The))
5.00%, 2/15/52	2,240	2,491,530
Series 2017
5.00%, 2/15/42	1,500	1,682,580

		6,271,002

Oklahoma - 2.3%
Oklahoma City Airport Trust
Series 2018
5.00%, 7/01/43-7/01/47	7,000	8,209,620
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,884,484

		10,094,104

Oregon - 1.2%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25	695	742,468
5.25%, 4/01/25 (Pre-refunded/ETM) (b)	4,305	4,589,819

		5,332,287

Pennsylvania - 13.0%
Allegheny County Hospital Development Authority
(Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/47	5,000	5,815,850

	Principal Amount (000)	U.S. $ Value
Allegheny County Industrial Development Authority
(Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	$315	$315,784
Butler County Hospital Authority
(Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	3,971,441
City of Philadelphia PA
Series 2019B
5.00%, 2/01/39 (b)(e)	2,155	2,632,139
Montgomery County Higher Education & Health Authority
(Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/43-9/01/48	13,250	15,589,503
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (b)	3,480	3,623,898
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	10,463,367
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,391,001
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(f)(g)(h)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,816,250
Scranton School District/PA
BAM Series 2017E
4.00%, 12/01/37	1,025	1,132,010

		56,762,743

Puerto Rico - 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2019A
5.00%, 7/01/58 (b)	2,625	2,624,869

South Carolina - 4.8%
South Carolina Jobs-Economic Development Authority
(Prisma Health Obligated Group)
Series 2018A
5.00%, 5/01/48	5,900	6,863,824
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,668,850

	Principal Amount (000)	U.S. $ Value
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	$1,400	$1,552,754
Series 2014C
5.00%, 12/01/46	1,000	1,122,150
Series 2016B
5.00%, 12/01/41	5,000	5,826,400

		21,033,978

Tennessee - 1.9%
Chattanooga-Hamilton County Hospital Authority
Series 2014
5.00%, 10/01/44	7,500	8,250,375

Texas - 9.6%
Arlington Higher Education Finance Corp.
(Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,403,607
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	3,996,650
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/29	5,000	5,668,000
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,000	6,522,480
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	1,705	1,707,387
5.00%, 2/15/27 (Pre-refunded/ETM) (b)	5,855	5,863,021
New Hope Cultural Education Facilities Finance Corp.
(CHF-Collegiate Housing Denton LLC)
AGM Series 2018A-1
5.00%, 7/01/38-7/01/48	1,600	1,837,994
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015B
5.00%, 1/01/40	5,000	5,528,350
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	1,757,668
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,000	3,489,090

		41,774,247

Utah - 1.9%
Salt Lake City Corp. Airport Revenue
Series 2017A
5.00%, 7/01/47	4,500	5,224,770
Series 2018A
5.00%, 7/01/48	2,500	2,944,975

		8,169,745

	Principal Amount (000)	U.S. $ Value
West Virginia - 1.0%
West Virginia Hospital Finance Authority
(West Virginia United Health System Obligated Group)
Series 2018A
5.00%, 6/01/52	$ 3,875	$4,489,343

Wisconsin - 2.6%
Wisconsin Public Finance Authority
(CHF - Wilmington LLC)
AGM
5.00%, 7/01/58	10,000	11,272,000

Total Long-Term Municipal Bonds (cost $623,200,666)		670,524,497

	Shares
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (i)(j)(k) (cost $20,665,854)	20,665,854	20,665,854

Total Investments - 158.5% (cost $643,866,520) (l)		691,190,351
Other assets less liabilities - (57.9)%		(252,231,561)
Preferred Shares at liquidation value - (0.6)%		(2,750,000)

Net Assets Applicable to Common Shareholders - 100.0% (m)		$436,208,790

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $7,984,590 or 1.8% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.125%, 11/01/23	11/30/05	$2,130,695	$1,818,016	0.42%

(e)	When-Issued or delayed delivery security.
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	Defaulted.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,260,605 and gross unrealized depreciation of investments was $(936,774), resulting in net unrealized appreciation of $47,323,831.

(m)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
OSF	-	Order of St. Francis

AB National Municipal Income Fund

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds
California	$	– 0	–	$68,478,875		$6,487,687		$74,966,562
Michigan		– 0	–	31,237,593		15,892,769		47,130,362
New York		– 0	–	78,146,669		3,082,613		81,229,282
Oregon		– 0	–	742,468		4,589,819		5,332,287
Pennsylvania		– 0	–	50,495,206		6,267,537		56,762,743
Puerto Rico		– 0	–	– 0	–	2,624,869		2,624,869
Texas		– 0	–	35,911,226		5,863,021		41,774,247
Other		– 0	–	360,704,145		– 0	–	360,704,145
Short-Term Investments		20,665,854		– 0	–	– 0	–	20,665,854
Liabilities:
Variable Rate MuniFund Term Preferred Shares (a)		– 0	–	(228,967,643)		– 0	–	(228,967,643)
Floating Rate Notes (a)		(26,095,000)		– 0	–	– 0	–	(26,095,000)

Total Investments in Securities		(5,429,146)		396,748,539		44,808,315		436,127,708
Other Financial Instruments (b)		– 0	–	– 0	–	– 0	–	– 0	–

Total		$(5,429,146)		$396,748,539		$44,808,315		$436,127,708

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/18	$39,803,674		$39,803,674
Accrued discounts/(premiums)	(186,075)		(186,075)
Realized gain (loss)	(15,518)		(15,518)
Change in unrealized appreciation/depreciation	102,378		102,378
Purchases	5,258,856		5,258,856
Sales	(155,000)		(155,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/19	$44,808,315		$44,808,315

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$102,378		$102,378

As of July 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$543	$62,416	$42,293	$20,666	$0